EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of Classes of Share Capital	Our company’s equity is comprised of the following shares:

	Class B Shares (Shares)	Share capital (US$ Millions)
Balance at January 1, 2025	31,909	$1
Balance at December 31, 2025, and June 30, 2026	31,909	$1